Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 17,286	$ 16,128	$ 12,761
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	5,755	4,569	3,282
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	158	153	126
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	54	47	56
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,279	1,981	1,253
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	8,138	8,604	7,442
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	890	758	586
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 12	$ 16	$ 16